Goodwill - Additional information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 TransUnion Corp-Predecessor	Dec. 31, 2010 TransUnion Corp-Predecessor	Dec. 31, 2012 TransUnion Holding Company, Inc. TransUnion Corp-Successor
Goodwill [Line Items]
Goodwill impairment	$ 0	$ 0	$ 0
Accumulated goodwill impairment losses			$ 0